Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of high, low and average levels
VaR	2021 USDMM	2020 USDMM
Consolidated:
High	3.43	12.82
Low	1.11	1.94
Average	1.96	4.45
Fixed-income investments:
High	2.86	11.96
Low	1.12	1.50
Average	1.86	3.19
Variable-income investments
High	0.29	0.01
Low	-	-
Average	0.19	-
Foreign currency investments
High	2.33	6.47
Low	0.09	0.71
Average	0.77	2.85

Schedule of market risk
	2021		2020
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital

Financial management portfolio – local currency (MCh$)
Loss limit	32,865	84,864	100,000	329,275
High	31,233	80,097	66,504	302,263
Low	13,694	41,653	26,492	214,596
Average	24,018	62,916	45,380	255,070
Financial management portfolio – foreign currency (Th$US)
Loss limit	36,619	34,991	32	53
High	8,545	32,205	19	47
Low	698	1,055	2	12
Average	3,733	17,615	5	33
Financial management portfolio – consolidated (in MCh$)
Loss limit	32,865	84,864	100,000	329,275
High	25,709	78,259	67,584	286,436
Low	12,854	56,857	25,111	210,706
Average	21,041	69,577	46,044	246,292

Schedule of exposures of financial assets and liabilities impacted by IBOR reform
As of December 31, 2021
Loans and advances	Deposits	Debt instruments	Financial derivative contracts (Assets)	Financial derivative contracts (Liabilities)
MCh$	MCh$	MCh$	MCh$	MCh$
362,331	582,979	200,301	614,035	483,789

As of December 31, 2020
Loans and advances	Deposits	Debt instruments	Financial derivative contracts (Assets)	Financial derivative contracts (Liabilities)
MCh$	MCh$	MCh$	MCh$	MCh$
609,243	-	38,819	1,672,422	1,623,725

Schedule of quality assets and its related provision
December 31, 2021
	Corporate
Commercial	Stage 1	Stage 2	Stage 3	Total	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
Portfolio	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	41,025	-	-	41,025	0.11%	-	-	-	-	0.00%
A2	751,943	9	-	751,952	2.06%	1,351	-	-	1,333	0.13%
A3	2,510,562	6,168	68	2,605,894	7.13%	4,478	80	23	4,733	0.45%
A4	2,728,117	9,009	-	2,753,735	7.54%	7,374	144	-	7,477	0.71%
A5	2,599,685	41,052	-	2,535,032	6.94%	12,310	2,335	-	14,214	1.35%
A6	1,746,362	169,482	841	1,916,685	5.25%	24,539	13,580	332	38,789	3.69%
B1	-	754,993	112	755,105	2.07%	-	45,287	37	45,324	4.31%
B2	-	238,705	-	238,705	0.65%	-	21,300	-	21,300	2.03%
B3	-	80,130	3	80,133	0.22%	-	8,117	1	8,118	0.77%
B4	-	55,213	33,316	88,529	0.24%	-	4,967	9,293	14,260	1.36%
C1	-	30,929	146,315	177,244	0.49%	-	3,539	43,150	46,689	4.44%
C2	-	9,033	93,013	102,046	0.28%	-	737	24,306	25,043	2.38%
C3	-	9,603	40,879	50,482	0.14%	-	702	12,411	13,113	1.25%
C4	-	1,243	64,771	66,014	0.18%	-	133	27,009	27,142	2.58%
C5	-	3,411	98,979	102,390	0.28%	-	230	57,446	57,676	5.49%
C6	-	2,388	72,940	75,328	0.21%	-	183	48,508	48,691	4.63%
Subtotal	10,377,694	1,411,368	551,237	12,340,299	33.78%	50,052	101,334	222,516	373,902	35.56%

	Overall monitoring
	Stage 1	Stage 2	Stage 3	Total	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,716,168	233,158	364,016	5,313,342	14.55%	38.597	14.655	176.211	229.463	21,82%
Mortgage	12,966,599	367,838	541,737	13,876,174	37.99%	25.385	12.728	105.545	143.658	13,66%
Consumer	4,603,595	178,513	217,139	4,999,247	13.69%	125.939	38.197	140.275	304.411	28,95%
Subtotal	22,286,362	779,509	1,122,892	24,188,763	66.22%	189.921	65.580	422.031	677.532	64,44%
Total	32,664,056	2,190,877	1,674,129	36,529,062	100.00%	239.973	166.914	644.547	1.051.434	100,00%

December 31, 2020
	Corporate
Commercial	Stage 1	Stage 2	Stage 3	Total	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
Portfolio	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	45,862	-	-	45,862	0.13%	3	-	-	3	0.00%
A2	1,095,506	3,265	-	1,098,771	3.20%	900	54	-	954	0.09%
A3	1,863,480	19,658	-	1,883,138	5.48%	3,318	339	-	3,657	0.35%
A4	2,632,793	42,529	-	2,675,322	7.79%	7,329	606	-	7,935	0.77%
A5	2,538,748	164,341	232	2,703,321	7.87%	11,498	4,618	78	16,194	1.56%
A6	1,588,410	289,460	53	1,877,923	5.47%	16,541	14,010	53	30,604	2.95%
B1	-	715,348	-	715,348	2.08%	-	25,679	-	25,679	2.48%
B2	-	161,239	233	161,472	0.47%	-	9,566	138	9,704	0.94%
B3	-	65,684	695	66,379	0.19%	-	3,764	434	4,198	0.40%
B4	-	73,248	49,430	122,678	0.36%	-	3,008	21,014	24,022	2.32%
C1	-	29,863	138,171	168,034	0.49%	-	2,201	48,365	50,566	4.88%
C2	-	12,282	69,491	81,773	0.24%	-	926	27,021	27,947	2.70%
C3	-	1,550	55,378	56,928	0.17%	-	86	15,603	15,689	1.51%
C4	-	2,227	48,177	50,404	0.15%	-	143	21,038	21,181	2.04%
C5	-	3,981	36,822	40,803	0.12%	-	267	20,397	20,664	1.99%
C6	-	5,040	131,384	136,424	0.40%	-	185	107,364	107,549	10.37%
Subtotal	9,764,799	1,589,715	530,066	11,884,580	34.61%	39,589	65,452	261,505	366,546	35.35%

	Overall monitoring
	Stage 1	Stage 2	Stage 3	Total	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,493,999	228,591	380,019	5,102,609	14.86%	40,943	44,315	193,268	278,526	26.86%
Mortgage	11,518,363	392,372	501,090	12,411,825	36.14%	25,065	8,441	79,016	112,522	10.85%
Consumer	4,439,163	236,595	265,121	4,940,879	14.39%	88,825	31,732	158,642	279,199	26.93%
Subtotal	20,451,525	857,558	1,146,230	22,455,313	65.39%	154,833	84,488	430,926	670,247	64.65%
Total	30,216,324	2,447,273	1,676,296	34,339,893	100.00%	194,422	149,940	692,431	1,036,793	100.00%

Schedule of residual maturity over measured that have not expired
				Corporate
Mortgages	Other loans	Revolving (Credit cards)	Overall monitoring SME	Corporate SME	Middle market	Corporate and Investment Banking
39.57%	39.11%	15.73%	39.11%	22.69%	4.5%	Santander Group criteria

Corporate
Mortgages	Other loans	Revolving (Credit cards)	Overall monitoring SME	Corporate SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)

Schedule of allowance and exposure at default (EAD) of the loans
	2021	2020
	MCh$	MCh$
Loans and account receivable	373,506	224,087
Allowance for ECL	87,418	119,537

Schedule of modified loans
	As of December 31, 2021				As of December 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	32,664,056	2,190,877	1,674,129	36,529,062	30,216,324	2,447,273	1,676,296	34,339,893
Modified loans	-	811,318	889,571	1,700,889	-	799,572	886,021	1,685,593
%	-	37.03%	53.14%	4.66%	-	36.67%	52.86%	4,91%

ECL allowance	239,973	166,914	644,547	1,051,434	194,422	149,940	692,431	1,036,793
Modified loans	-	58,651	357,183	415,744		33,118	409,485	442,603
%	-	35.08%	55.42%	39.54%		22.09%	59.14%	42.69%

Schedule of classification of relief measures
COVID-19 measures	As of December 31, 2021	As of December 31, 2020
	MCh$	MCh$
Fogape loans	1,331,940	2,076,119
Fogape Reactiva	876,698	-
Payment holiday	7,877,036	9,098,028
Payment holiday – current	104	734,986
Payment holiday - expired	7,876,932	8,363,042

Schedule of residual maturity over measured that have not expired
		<= 6 months	<= 12 months	<= 2 years	> 2 year <= 5 year
	MCh$	MCh$	MCh$	MCh$	MCh$
Payment holiday – current	104	46	10	48	-

		Stage 1	Stage 2	Stage 3
	MCh$	MCh$	MCh$	MCh$
Payment holiday – expired	7,876,932	7,338,640	295,415	242,877

Schedule of macro economical forward
	Average estimates 2021 - 2022
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Official interest rate	0.8%	1.7%	2.9%	4.0%	4.9%
Unemployment rate	10.7%	9.8%	8.6%	7.4%	6.5%
Housing Price growth	0.2%	1,6%	3.5%	5.5%	6.9%
GDP growth	(2.1)%	(0.5)%	1.5%	3.5%	5.0%
Consumer Price Index	5.2%	7.4%	10.2%	13.4%	15.6%

Schedule of probabilities
Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	10%
Favorable scenario 1	15%	Base scenario	20%
Base scenario	50%	Unfavorable scenario 1	70%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of allowance sensibility
	As of December 31,
	2021	2020
	MCh$	MCh$
Reported ECL allowance	1,051,702	1,038,147
Gross carrying amount	36,628,705	34,410,578
Reported ECL Coverage	2.87%	3.02%
ECL amount by scenarios
Favorable scenarios 2	926,695	876,654
Favorable scenarios 1	994,883	930,044
Base scenarios	1,061,809	981,671
Unfavorable scenarios 2	1,144,741	1,047,127
Unfavorable scenarios 2	1,204,015	1,083,371
Coverage ratio by scenarios
Favorable scenarios 2	2.55%	2.55%
Favorable scenarios 1	2.71%	2.71%
Base scenarios	3.05%	2.86%
Unfavorable scenarios 2	2.86%	3.05%
Unfavorable scenarios 2	3.15%	3.15%

Schedule of risk concentration
	As of December 31,
	2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Agriculture and livestock	490,225	159,158	54,863	704,247	555,132	103,388	59,473	717,993
Fruit cultivation	483,684	156,621	32,564	672,869	469,663	130,163	28,044	627,870
Forest	142,705	23,292	12,288	178,285	141,892	23,463	13,820	179,175
Fishing	244,555	22,209	4,519	271,283	209,182	20,128	4,842	234,152
Mining	202,599	6,683	6,067	215,348	265,195	161,631	6,789	433,615
Oil and natural gas	89,635	-	16	89,651	2,672	-	18	2,690
Manufacturing Industry:
Food, beverages and tobacco	326,347	22,769	14,990	364,107	261,746	40,081	14,633	316,460
Textile, leather and footwear	84,338	10,629	6,641	101,608	80,461	17,317	6,996	104,774
Wood and furniture	83,337	4,957	6,036	94,330	75,459	5,779	9,317	90,555
Cellulose, paper and printing	57,520	10,195	5,459	73,173	65,748	10,531	4,315	80,594
Chemicals and petroleum derivatives	142,581	5,804	790	149,175	124,596	12,339	1,206	138,141
Metallic, non-metallic, machinery, or other	471,646	15,420	15,055	502,121	572,210	44,314	31,173	647,697
Other manufacturing industries	221,399	21,643	15,491	258,533
Electricity, gas, and wáter	650,654	37,948	6,868	695,470	347,177	27,848	6,559	381,584
Home building	242,787	22,373	16,746	281,906	221,819	20,123	15,649	257,591
Non-residential construction	587,446	55,120	45,890	688,456	589,988	41,705	70,085	701,778
Wholesale trade	1,538,052	182,403	120,680	1,841,135	1,351,873	220,092	148,888	1,720,853
Retail trade, restaurants and hotels	1,182,087	124,861	87,689	1,394,637	1,180,632	170,255	88,719	1,439,606
Transport and storage	626,278	123,778	32,195	782,251	621,901	97,624	58,076	777,601
Telecommunications	294,247	21,488	6,392	322,127	294,957	28,433	7,725	331,115
Financial services	891,411	3,478	3,576	898,465	578,543	2,972	3,770	585,285
Real estate services	2,245,893	201,914	148,774	2,596,581	2,549,770	223,884	89,684	2,863,338
Social services and other community services	3,794,435	411,783	271,665	4,477,883	3,698,182	416,236	240,304	4,354,722
Subtotal	15,093,862	1,644,526	915,253	17,653,641	14,258,798	1,818,306	910,085	16,987,189
Mortgage loans	12,966,599	367,838	541,737	13,876,174	11,518,363	392,372	501,090	12,411,825
Consumer loans	4,603,595	178,513	217,139	4,999,247	4,439,163	236,595	265,121	4,940,879
Total	32,664,056	2,190,877	1,674,129	36,529,062	30,216,324	2,447,273	1,676,296	34,339,893

Schedule of financial assets and associated collateral
	As of December 31,
	2021				2020
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	17,724,326	10,171,168	7,553,158	602,011	17,057,874	9,887,154	7,170,720	646,426
Mortgage loans	13,876,174	13,331,941	544,233	143,658	12,411,825	11,931,235	480,590	112,522
Consumer Loans	4,999,247	619,624	4,379,623	304,411	4,940,879	653,066	4,287,813	279,199
Total	36,599,747	24,122,733	12,477,014	1,050,080	34,410,578	22,471,455	11,939,123	1,038,147

Schedule of financial assets and off-balance sheet commitments
		As of December 31,
		2021	2020
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$
Deposits in banks	4	1,998,236	2,137,891
Cash items in process of collection	4	390,271	452,963
Financial derivative contracts	7	10,123,607	9,032,085
Financial assets held for trading	5	73,347	133,718
Loans and account receivable at amortized cost / Loans and account receivable at FVOCI	8/ 10	35,577,003	33,372,431
Debt instrument at fair value through other comprehensive income	11	5,803,139	7,162,542
Debt instruments at amortized cost	9	4,691,730	-
Off-balance commitments:
Letters of credit issued		323,531	165,119
Foreign letters of credit confirmed		53,777	82,779
Performance guarantees		1,390,410	1,090,643
Available credit lines		8,986,535	8,391,414
Personal guarantees		579,051	441,508
Other irrevocable credit commitments		265,517	406,234
Total		70,256,154	62,869,327

Schedule of fair value of derivative instruments
Country	Classification	Derivative Instruments (adjusted to market)	Deposits	Loans	Financial investments	Total Exposure
		US$ millions
China	2	8.94	-	-	-	8,94
Italy	2	-	1.99	0.13	-	2.12
Mexico	2	3.30	0.03	-	-	3.33
Panama	2	1.84	-	-	-	1.84
Peru	2	0.13	-	-	-	0.13
Uruguay	2	-	-	0.06	-	0.06
Total		14.21	2.02	0.19	-	16.42

Counterpart	Country	Classification	Derivative instruments (market adjusted)	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure MUSD
			US$ millions
Banco Santander Hong Kong	Hong Kong	2	-	8.93			8.93
Banco Santander Mexico	Mexico	2	3.30	-	-	-	3.30
Banco Santander EEUU	EEUU	1	2.53	1,000	-	-	1002.53
Banco Santander España	Spain	1	146.88	230.05	-	-	376.93

Schedule of security interests, collateral, or credit improvements
	As of December 31,
	2021	2020
	MCh$	MCh$
Non-impaired financial assets:
Properties/mortgages	27,013,636	25,424,161
Investments and others	1,813,714	2,306,062
Impaired financial assets:
Properties/ mortgages	1,715,628	1,548,568
Investments and others	69,083	65,668
Total	30,612,061	29,344,459

Schedule of breakdown of bank's liquid assets by levels
	As of December 31,
	2021	2020
	MCh$	MCh$
Balance as of:
Cash and cash equivalent	1,106,152	988,320
Level 1 liquid assets (1)	1,223,824	2,490,810
Level 2 liquid assets (2)	9,792	12,681
Total liquid assets	2,339,768	3,491,811

Schedule of exposure to liquidity risk
	As of December 31,
	2021%	2020%
30 days	1	30
30 days foreign currency	2	15
90 days	2	32

Schedule of breakdown by maturity
As of December 31,	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
2021	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Maturity of financial assets (Note N°20)	5,454,325	5,010,170	2,013,914	5,287,477	7,905,288	7,477,525	29,432,968	62,581,667
Maturity of financial liabilities (Note N°20)	(19,625,676)	(5,720,212)	(3,886,855)	(6,075,164)	(10,533,015)	(4,737,817)	(7,195,087)	(57,773,826)
Net maturity financial assets/(liabilities)	(14,171,351)	(710,042)	(1,872,941)	(787,687)	(2,627,727)	2,739,708	22,237,881	4,807,841
Other Commercial Commitments
Pledges and other commercial commitments	-	(29,336)	(44,479)	(442,801)	(52,665)	(798)	(8,972)	(579,051)
Confirmed foreign letters of credit	-	(29,379)	(20,199)	(4,199)	-	-	-	(53,777)
Letters of credit issued	-	(77,679)	(156,045)	(89,794)	(13)	-	-	(323,531)
Performance guarantee	-	(93,792)	(178,894)	(649,643)	(423,555)	(37,463)	(7,063)	(1,390,410)
Net maturity including commitments	(14,171,351)	(940,228)	(2,272,558)	(1,974,124)	(3,103,960)	2,701,447	22,221,846	2,461,072

As of December 31,	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
2020	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Maturity of financial assets (Note N°20)	4,034,824	2,639,165	1,848,268	4,655,603	5,589,111	4,399,179	31,437,931	54,604,081
Maturity of financial liabilities (Note N°20)	(15,867,957)	(7,821,474)	(4,029,845)	(3,589,747)	(4,714,324)	(8,142,738)	(6,817,582)	(50,983,667)
Net maturity financial assets/(liabilities)	(11,833,133)	(5,182,309)	(2,181,577)	1,065,856	874,787	(3,743,559)	24,620,349	3,620,414
Other Commercial Commitments
Pledges and other commercial commitments	-	(33,588)	(29,958)	(367,164)	(10,798)	-	-	(441,508)
Confirmed foreign letters of credit	-	(18,247)	(48,056)	(16,163)	(313)	-	-	(82,779)
Letters of credit issued	-	(42,089)	(83,764)	(36,201)	(3,065)	-	-	(165,119)
Performance guarantee	-	(114,653)	(181,399)	(437,835)	(303,165)	(46,971)	(6,620)	(1,090,643)
Net maturity including commitments	(11,833,133)	(5,390,886)	(2,524,754)	208,493	557,446	(3,790,530)	24,613,729	1,840,365

Schedule of net losses from operational risks
	As of December 31,
Net losses from operational risks	2021	2020
Fraud	977	4,703
Labor related	3,215	443
Client / product related	13	250
Damage to fixed assets	228	(2,592)
Business continuity / Systems	144	1,570
Processing	8,251	3,992
Total	12,828	8,366

Schedule of levels of basic capital and effective net equity
			Ratio
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	MCh$	MCh$	%	%
Basic capital	3,400,220	3,567,916	5.72	6.69
Regulatory capital	5,184,363	5,143,843	14.49	15.37

Schedule of regulatory capital
	As of December 31, 2021
	MCh$	%

Common Equity Tier 1 capital (CET1)	3,494,580	5.73
Regulatory capital	5,776.831	15.86